STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7%	Shares	Fair Value
Communications — 7.5%
Airbnb, Inc., Class A(a)	837	$106,140
Alphabet, Inc., Class C	1,244	207,984
Alphabet, Inc., Class A	1,251	207,478
AT&T, Inc.	13,658	300,476
Booking Holdings, Inc.	25	105,303
Charter Communications, Inc., Class A(a)	1,303	422,276
Comcast Corporation, Class A	11,210	468,242
Electronic Arts, Inc.	3,040	436,058
Expedia Group, Inc. (a)	726	107,463
Fox Corporation, Class A	2,236	94,650
Fox Corporation - Class B	2,411	93,547
GoDaddy, Inc., Class A(a)	1,553	243,479
Interpublic Group of Companies, Inc. (The)	9,581	303,047
Match Group, Inc. (a)	11,253	425,815
Meta Platforms, Inc., Class A	751	429,903
Netflix, Inc. (a)	283	200,723
News Corporation, Class A	3,392	90,329
News Corporation, Class B	3,239	90,530
Omnicom Group, Inc.	2,957	305,724
Paramount Global, Class B	16,778	178,182
Take-Two Interactive Software, Inc. (a)	2,913	447,757
T-Mobile US, Inc.	1,457	300,667
Uber Technologies, Inc. (a)	1,359	102,142
VeriSign, Inc. (a)	1,293	245,618
Verizon Communications, Inc.	6,652	298,741
Walt Disney Company (The)	1,958	188,340
Warner Bros Discovery, Inc.(a)	20,888	172,326
		6,572,940
Consumer Discretionary — 13.3%
Amazon.com, Inc. (a)	1,057	196,951
Aptiv PLC(a)	4,823	347,304
AutoZone, Inc. (a)	43	135,452
Axon Enterprise, Inc. (a)	195	77,922
Best Buy Company, Inc.	1,501	155,053
BorgWarner, Inc.	10,323	374,621
Builders FirstSource, Inc. (a)	907	175,831
Caesars Entertainment, Inc. (a)	1,521	63,487
CarMax, Inc. (a)	1,688	130,617
Carnival Corporation(a)	4,281	79,113
Chipotle Mexican Grill, Inc. (a)	7,900	455,198
Copart, Inc. (a)	3,923	205,565
Darden Restaurants, Inc.	2,767	454,148
Deckers Outdoor Corporation(a)	1,707	272,181
Domino’s Pizza, Inc.	1,101	473,583
DR Horton, Inc.	1,138	217,096
eBay, Inc.	3,106	202,231
Ford Motor Company	20,737	218,983
General Motors Company	4,788	214,694
Genuine Parts Company	968	135,210
Hasbro, Inc.	3,225	233,232
Hilton Worldwide Holdings, Inc.	454	104,647
Home Depot, Inc. (The)	583	236,232
Las Vegas Sands Corporation	1,477	74,352
Lennar Corporation, Class A	1,192	223,476
Live Nation Entertainment, Inc. (a)	748	81,899
STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Consumer Discretionary — 13.3% - (continued)
LKQ Corporation	3,241	$129,381
Lowe’s Companies, Inc.	868	235,098
Lululemon Athletica, Inc. (a)	997	270,536
Marriott International, Inc., Class A	425	105,655
Masco Corporation	2,073	174,008
McDonald’s Corporation	1,495	455,242
MGM Resorts International(a)	1,619	63,287
Mohawk Industries, Inc. (a)	1,062	170,642
NIKE, Inc., Class B	3,367	297,643
Norwegian Cruise Line Holdings Ltd. (a)	3,823	78,410
NVR, Inc. (a)	24	235,484
O’Reilly Automotive, Inc. (a)	118	135,889
Pool Corporation	311	117,185
PulteGroup, Inc.	1,589	228,069
Ralph Lauren Corporation	1,489	288,672
Ross Stores, Inc.	4,284	644,785
Royal Caribbean Cruises Ltd.	440	78,038
Starbucks Corporation	4,498	438,510
Tapestry, Inc.	6,221	292,263
Tesla, Inc. (a)	963	251,950
TJX Companies, Inc. (The)	5,551	652,464
Tractor Supply Company	392	114,045
Ulta Beauty, Inc. (a)	391	152,146
Wynn Resorts Ltd.	753	72,198
Yum! Brands, Inc.	3,317	463,418
		11,684,096
Consumer Staples — 13.3%
Altria Group, Inc.	6,279	320,480
Archer-Daniels-Midland Company	5,506	328,928
Brown-Forman Corporation, Class B	4,771	234,734
Bunge Global S.A.	3,415	330,026
Campbell Soup Company	3,719	181,933
Church & Dwight Company, Inc.	3,653	382,542
Clorox Company (The)	2,286	372,412
Coca-Cola Company (The)	3,104	223,053
Colgate-Palmolive Company	3,594	373,093
Conagra Brands, Inc.	5,928	192,779
Constellation Brands, Inc., Class A	878	226,252
Costco Wholesale Corporation	726	643,614
Dollar General Corporation	1,744	147,490
Dollar Tree, Inc. (a)	2,120	149,078
Estee Lauder Companies, Inc. (The), Class A	4,494	448,008
General Mills, Inc.	2,578	190,385
Hershey Company (The)	828	158,794
Hormel Foods Corporation	10,365	328,572
J M Smucker Company (The)	1,574	190,611
Kellanova	2,061	166,343
Kenvue, Inc.	16,247	375,793
Keurig Dr Pepper, Inc.	5,894	220,907
Kimberly-Clark Corporation	2,648	376,757
Kraft Heinz Company (The)	5,339	187,452
Kroger Company (The)	11,895	681,583
Lamb Weston Holdings, Inc.	2,961	191,695
McCormick & Company, Inc.	2,268	186,656
Molson Coors Beverage Company, Class B	4,035	232,093

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Consumer Staples — 13.3% - (continued)
Mondelez International, Inc., A	2,209	$162,737
Monster Beverage Corporation(a)	4,361	227,513
PepsiCo, Inc.	937	159,337
Philip Morris International, Inc.	2,647	321,346
Procter & Gamble Company (The)	2,183	378,096
Sysco Corporation	8,691	678,420
Target Corporation	976	152,119
Tyson Foods, Inc., Class A	5,416	322,577
Walgreens Boots Alliance, Inc.	64,184	575,089
Walmart, Inc.	8,251	666,268
		11,685,565
Energy — 6.7%
APA Corporation	2,646	64,721
Baker Hughes Company	8,849	319,892
Chevron Corporation	4,730	696,587
ConocoPhillips	612	64,431
Coterra Energy, Inc.	6,487	155,364
Devon Energy Corporation	3,746	146,544
Diamondback Energy, Inc.	367	63,271
Enphase Energy, Inc. (a)	2,017	227,961
EOG Resources, Inc.	531	65,276
EQT Corporation	4,453	163,158
Exxon Mobil Corporation	5,983	701,327
First Solar, Inc. (a)	727	181,343
Halliburton Company	10,605	308,075
Hess Corporation	493	66,949
Kinder Morgan, Inc.	10,486	231,636
Marathon Oil Corporation	2,424	64,551
Marathon Petroleum Corporation	2,710	441,486
Occidental Petroleum Corporation	1,241	63,961
ONEOK, Inc.	2,426	221,081
Phillips 66	3,499	459,944
Schlumberger N.V.	7,397	310,304
Targa Resources Corporation	1,496	221,423
Valero Energy Corporation	3,302	445,869
Williams Companies, Inc. (The)	4,923	224,735
		5,909,889
Financials — 9.8%
Aflac, Inc.	1,633	182,569
Allstate Corporation (The)	942	178,650
American Express Company	152	41,222
American International Group, Inc.	2,426	177,656
Ameriprise Financial, Inc.	168	78,928
Aon PLC, Class A	94	32,523
Arch Capital Group Ltd. (a)	1,131	126,536
Arthur J Gallagher & Company	110	30,951
Assurant, Inc.	922	183,349
Bank of America Corporation	2,868	113,802
Bank of New York Mellon Corporation (The)	1,434	103,047
Berkshire Hathaway, Inc., Class B	990	455,658
BlackRock, Inc.	83	78,809
Blackstone, Inc.	489	74,881
Brown & Brown, Inc.	318	32,945
Capital One Financial Corporation	4,254	636,952
Cboe Global Markets, Inc.	188	38,516
STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Financials — 9.8% - (continued)
Charles Schwab Corporation (The)	3,569	$231,307
Chubb Ltd.	439	126,603
Cincinnati Financial Corporation	933	127,000
Citigroup, Inc.	1,922	120,317
Citizens Financial Group, Inc.	1,229	50,475
CME Group, Inc.	182	40,158
Discover Financial Services	4,501	631,445
Erie Indemnity Company, Class A	340	183,539
Everest Re Group Ltd.	331	129,696
Fifth Third Bancorp	1,171	50,166
Franklin Resources, Inc.	3,713	74,817
Globe Life, Inc.	1,708	180,894
Goldman Sachs Group, Inc. (The)	463	229,236
Hartford Financial Services Group, Inc. (The)	1,098	129,136
Huntington Bancshares, Inc.	3,426	50,362
Intercontinental Exchange, Inc.	244	39,196
Invesco Ltd.	4,615	81,039
JPMorgan Chase & Company	542	114,286
KeyCorporation	3,062	51,289
KKR & Company, Inc.	602	78,609
Loews Corporation	5,659	447,344
M&T Bank Corporation	292	52,011
Marsh & McLennan Companies, Inc.	143	31,902
MetLife, Inc.	2,328	192,013
Morgan Stanley	2,256	235,166
Nasdaq, Inc.	540	39,425
Northern Trust Corporation	837	75,355
PNC Financial Services Group, Inc. (The)	278	51,388
Principal Financial Group, Inc.	2,181	187,348
Progressive Corporation (The)	694	176,109
Prudential Financial, Inc.	1,525	184,678
Raymond James Financial, Inc.	1,880	230,225
Regions Financial Corporation	2,242	52,306
State Street Corporation	1,183	104,660
Synchrony Financial	12,543	625,645
T Rowe Price Group, Inc.	707	77,014
Travelers Companies, Inc. (The)	533	124,786
Truist Financial Corporation	1,177	50,340
US Bancorp	1,104	50,486
W R Berkley Corporation	2,171	123,161
Wells Fargo & Company	2,100	118,629
Willis Towers Watson PLC	113	33,282
		8,549,837
Health Care — 11.3%
Abbott Laboratories	476	54,269
AbbVie, Inc.	1,141	225,325
Agilent Technologies, Inc.	923	137,047
Align Technology, Inc.	364	92,572
Amgen, Inc.	667	214,914
Baxter International, Inc.	1,116	42,375
Becton Dickinson and Company	189	45,568
Biogen, Inc. (a)	1,133	219,621
Bio-Techne Corporation	1,696	135,561
Boston Scientific Corporation(a)	665	55,727
Bristol-Myers Squibb Company	4,512	233,450

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Health Care — 11.3% - (continued)
Cardinal Health, Inc.	1,567	$173,185
Catalent, Inc. (a)	3,718	225,199
Cencora, Inc.	739	166,334
Centene Corporation(a)	3,138	236,229
Charles River Laboratories International, Inc. (a)	638	125,667
Cigna Group (The)	486	168,370
Cooper Companies, Inc. (The) (a)	802	88,493
CVS Health Corporation	10,196	641,123
Danaher Corporation	323	89,800
DaVita, Inc. (a)	602	98,686
DexCom, Inc. (a)	1,276	85,543
Edwards Lifesciences Corporation(a)	809	53,386
Elevance Health, Inc.	429	223,080
Eli Lilly & Company	240	212,626
GE HealthCare Technologies, Inc.	1,020	95,727
Gilead Sciences, Inc.	2,677	224,440
HCA Healthcare, Inc.	749	304,416
Henry Schein, Inc. (a)	2,520	183,708
Hologic, Inc. (a)	1,093	89,036
Humana, Inc.	735	232,804
IDEXX Laboratories, Inc. (a)	177	89,424
Incyte Corporation(a)	3,488	230,556
Insulet Corporation(a)	379	88,212
Intuitive Surgical, Inc. (a)	226	111,027
IQVIA Holdings, Inc. (a)	531	125,831
Johnson & Johnson	1,339	216,998
Labcorp Holdings, Inc.	668	149,285
McKesson Corporation	342	169,092
Medtronic PLC	616	55,458
Merck & Company, Inc.	1,913	217,240
Mettler-Toledo International, Inc. (a)	92	137,972
Moderna, Inc. (a)	3,247	216,997
Molina Healthcare, Inc. (a)	660	227,410
Pfizer, Inc.	7,573	219,163
Quest Diagnostics, Inc.	957	148,574
Regeneron Pharmaceuticals, Inc. (a)	192	201,838
ResMed, Inc.	356	86,907
Revvity, Inc.	727	92,874
Solventum Corporation(a)	633	44,133
STERIS PLC	453	109,871
Stryker Corporation	299	108,017
Teleflex, Inc.	180	44,518
Thermo Fisher Scientific, Inc.	207	128,044
UnitedHealth Group, Inc.	398	232,703
Universal Health Services, Inc., Class B	1,271	291,072
Vertex Pharmaceuticals, Inc. (a)	457	212,542
Viatris, Inc.	19,012	220,729
Waters Corporation(a)	389	139,996
West Pharmaceutical Services, Inc.	147	44,124
Zimmer Biomet Holdings, Inc.	1,043	112,592
Zoetis, Inc.	1,160	226,641
		9,874,121
Industrials — 10.0%
3M Company	1,110	151,737
A O Smith Corporation	2,079	186,757
STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Industrials — 10.0% - (continued)
Allegion PLC	471	$68,644
AMETEK, Inc.	662	113,672
Amphenol Corporation, Class A	2,615	170,393
Boeing Company (The) (a)	943	143,374
Carrier Global Corporation	869	69,946
Caterpillar, Inc.	321	125,550
CH Robinson Worldwide, Inc.	738	81,453
Cintas Corporation	800	164,704
CSX Corporation	2,204	76,104
Cummins, Inc.	220	71,234
Deere & Company	281	117,270
Delta Air Lines, Inc.	4,907	249,226
Dover Corporation	799	153,200
Eaton Corporation PLC	725	240,294
Emerson Electric Company	272	29,749
Expeditors International of Washington, Inc.	612	80,417
Fastenal Company	1,587	113,344
FedEx Corporation	258	70,609
Fortive Corporation	376	29,678
GE Vernova, LLC(a)	655	167,012
Generac Holdings, Inc.	473	75,150
General Dynamics Corporation	485	146,567
General Electric Company	829	156,333
Honeywell International, Inc.	724	149,658
Howmet Aerospace, Inc.	698	69,975
Hubbell, Inc.	548	234,735
Huntington Ingalls Industries, Inc.	283	74,820
IDEX Corporation	832	178,464
Illinois Tool Works, Inc.	587	153,835
Ingersoll Rand, Inc.	1,826	179,240
Jacobs Solutions, Inc.	2,310	302,379
JB Hunt Transport Services, Inc.	438	75,481
Johnson Controls International PLC	917	71,168
Keysight Technologies, Inc. (a)	1,182	187,855
L3Harris Technologies, Inc.	322	76,594
Lockheed Martin Corporation	130	75,993
Nordson Corporation	110	28,889
Norfolk Southern Corporation	301	74,799
Northrop Grumman Corporation	142	74,986
Old Dominion Freight Line, Inc.	384	76,278
Otis Worldwide Corporation	706	73,382
PACCAR, Inc.	1,165	114,962
Parker-Hannifin Corporation	112	70,764
Pentair PLC	1,817	177,684
Quanta Services, Inc.	1,234	367,917
Republic Services, Inc.	808	162,279
Rockwell Automation, Inc.	105	28,188
Rollins, Inc.	3,294	166,611
RTX Corporation	620	75,119
Snap-on, Inc.	790	228,871
Southwest Airlines Company	7,729	229,010
Stanley Black & Decker, Inc.	2,187	240,854
TE Connectivity PLC	1,140	172,129
Teledyne Technologies, Inc. (a)	65	28,448
Textron, Inc.	1,685	149,256

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Industrials — 10.0% - (continued)
Trane Technologies PLC	183	$71,138
TransDigm Group, Inc.	49	69,929
Trimble, Inc. (a)	490	30,424
Union Pacific Corporation	297	73,205
United Airlines Holdings, Inc. (a)	4,414	251,862
United Parcel Service, Inc., B	581	79,214
United Rentals, Inc.	152	123,078
Veralto Corporation	252	28,189
Waste Management, Inc.	799	165,872
Westinghouse Air Brake Technologies Corporation	656	119,241
WW Grainger, Inc.	112	116,347
Xylem, Inc.	1,271	171,623
		8,723,162
Materials — 3.0%
Air Products and Chemicals, Inc.	149	44,363
Albemarle Corporation	483	45,745
Amcor PLC	10,085	114,263
Avery Dennison Corporation	253	55,852
Ball Corporation	1,679	114,021
Celanese Corporation	480	65,261
CF Industries Holdings, Inc.	934	80,138
Corteva, Inc.	1,305	76,722
Dow, Inc.	1,179	64,409
DuPont de Nemours, Inc.	519	46,248
Eastman Chemical Company	410	45,900
Ecolab, Inc.	169	43,151
FMC Corporation	1,163	76,688
Freeport-McMoRan, Inc.	5,196	259,384
International Flavors & Fragrances, Inc.	408	42,811
International Paper Company	1,138	55,591
Linde PLC	90	42,917
LyondellBasell Industries N.V., Class A	634	60,801
Martin Marietta Materials, Inc.	284	152,863
Mosaic Company (The)	2,800	74,984
Newmont Corporation	4,127	220,588
Nucor Corporation	1,544	232,125
Packaging Corporation of America	264	56,866
PPG Industries, Inc.	466	61,726
Sherwin-Williams Company (The)	157	59,922
Smurfit WestRock PLC	1,234	60,984
Steel Dynamics, Inc.	1,965	247,747
Vulcan Materials Company	622	155,767
		2,657,837
Real Estate — 3.2%
Alexandria Real Estate Equities, Inc.	792	94,050
American Tower Corporation, A	248	57,675
AvalonBay Communities, Inc.	420	94,605
BXP, Inc.	1,231	99,046
Camden Property Trust	784	96,848
CBRE Group, Inc., Class A(a)	277	34,481
Crown Castle, Inc.	497	58,959
Digital Realty Trust, Inc.	1,488	240,802
Equinix, Inc.	271	240,548
Equity Residential	1,262	93,969
STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Real Estate — 3.2% - (continued)
Essex Property Trust, Inc.	314	$92,762
Extra Space Storage, Inc.	554	99,825
Federal Realty Investment Trust	504	57,945
Healthpeak Properties, Inc.	4,363	99,782
Host Hotels & Resorts, Inc.	5,656	99,546
Invitation Homes, Inc.	2,661	93,827
Iron Mountain, Inc.	505	60,009
Kimco Realty Corporation	2,461	57,144
Mid-America Apartment Communities, Inc.	593	94,228
Prologis, Inc.	455	57,457
Public Storage	274	99,700
Realty Income Corporation	943	59,805
Regency Centers Corporation	792	57,206
SBA Communications Corporation, A	243	58,490
Simon Property Group, Inc.	360	60,847
UDR, Inc.	2,090	94,761
Ventas, Inc.	1,514	97,093
VICI Properties, Inc.	1,741	57,993
Welltower, Inc.	759	97,175
Weyerhaeuser Company	4,554	154,198
		2,760,776
Technology — 15.2%
Accenture PLC, Class A	338	119,476
Adobe, Inc. (a)	275	142,390
Advanced Micro Devices, Inc. (a)	776	127,326
Akamai Technologies, Inc. (a)	2,400	242,280
Amentum Holdings, Inc. (a)	2,310	74,498
Analog Devices, Inc.	874	201,169
ANSYS, Inc. (a)	464	147,844
Apple, Inc.	1,993	464,368
Applied Materials, Inc.	784	158,407
Arista Networks, Inc. (a)	493	189,223
Autodesk, Inc. (a)	560	154,269
Automatic Data Processing, Inc.	710	196,478
Broadcom, Inc.	1,175	202,688
Broadridge Financial Solutions, Inc.	465	99,989
Cadence Design Systems, Inc. (a)	1,100	298,133
CDW Corporation	503	113,829
Cisco Systems, Inc.	3,561	189,516
Cognizant Technology Solutions Corporation, Class A	1,531	118,163
Corning, Inc.	3,912	176,627
Corpay, Inc. (a)	128	40,033
CoStar Group, Inc. (a)	468	35,306
Crowdstrike Holdings, Inc., Class A(a)	570	159,868
Dayforce, Inc. (a)	3,317	203,166
Dell Technologies, Inc., Class C	1,293	153,272
EPAM Systems, Inc. (a)	586	116,632
Equifax, Inc.	120	35,263
F5, Inc. (a)	843	185,629
FactSet Research Systems, Inc.	83	38,168
Fair Isaac Corporation(a)	20	38,870
Fidelity National Information Services, Inc.	585	48,994
Fiserv, Inc. (a)	282	50,661
Fortinet, Inc. (a)	1,970	152,774

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Technology — 15.2% - (continued)
Garmin Ltd.	1,712	$301,363
Gartner, Inc. (a)	232	117,568
Gen Digital, Inc.	5,579	153,032
Global Payments, Inc.	357	36,564
Hewlett Packard Enterprise Company	8,617	176,304
HP, Inc.	8,871	318,203
Intel Corporation	6,014	141,088
International Business Machines Corporation	1,376	304,206
Intuit, Inc.	301	186,921
Jabil, Inc.	2,791	334,446
Jack Henry & Associates, Inc.	280	49,431
Juniper Networks, Inc.	4,594	179,074
KLA Corporation	197	152,559
Lam Research Corporation	192	156,687
Leidos Holdings, Inc.	760	123,880
MarketAxess Holdings, Inc.	153	39,199
Mastercard, Inc., Class A	80	39,504
Microchip Technology, Inc.	1,523	122,282
Micron Technology, Inc.	1,296	134,408
Microsoft Corporation	686	295,186
Monolithic Power Systems, Inc.	216	199,692
Moody’s Corporation	77	36,543
Motorola Solutions, Inc.	1,004	451,429
MSCI, Inc.	66	38,473
NetApp, Inc.	1,260	155,623
NVIDIA Corporation	993	120,590
NXP Semiconductors N.V.	857	205,688
ON Semiconductor Corporation(a)	2,747	199,460
Oracle Corporation	1,824	310,810
Palantir Technologies, Inc., Class A(a)	5,537	205,976
Palo Alto Networks, Inc.	426	145,607
Paychex, Inc.	1,459	195,783
Paycom Software, Inc.	1,163	193,721
PayPal Holdings, Inc.	703	54,855
PTC, Inc.	858	155,006
Qorvo, Inc.	1,830	189,039
QUALCOMM, Inc.	1,175	199,809
Roper Technologies, Inc.	50	27,822
S&P Global, Inc.	71	36,680
Salesforce, Inc.	1,161	317,776
Seagate Technology Holdings PLC	1,447	158,490
ServiceNow, Inc.	224	200,343
Skyworks Solutions, Inc.	1,923	189,935
Super Micro Computer, Inc.	323	134,497
Synopsys, Inc.	603	305,353
Teradyne, Inc.	1,126	150,805
Texas Instruments, Inc.	986	203,678
Tyler Technologies, Inc.	339	197,881
Verisk Analytics, Inc.	137	36,711
Visa, Inc., Class A	137	37,668
Western Digital Corporation	2,273	155,223
Zebra Technologies Corporation, Class A	328	121,465
		13,369,645
Utilities — 6.4%
AES Corporation (The)	14,348	287,821
STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 99.7% - (continued)	Shares	Fair Value
Utilities — 6.4% - (continued)
Alliant Energy Corporation	1,143	$69,369
Ameren Corporation	812	71,018
American Electric Power Company, Inc.	2,128	218,333
American Water Works Company, Inc.	1,995	291,749
Atmos Energy Corporation	2,158	299,336
CenterPoint Energy, Inc.	7,937	233,507
CMS Energy Corporation	973	68,723
Consolidated Edison, Inc.	2,120	220,756
Constellation Energy Corporation	1,357	352,846
Dominion Energy, Inc.	3,811	220,238
DTE Energy Company	1,760	226,002
Duke Energy Corporation	581	66,989
Edison International	2,595	225,999
Entergy Corporation	1,744	229,528
Evergy, Inc.	1,117	69,265
Eversource Energy	1,004	68,322
Exelon Corporation	6,612	268,117
FirstEnergy Corporation	4,985	221,085
NextEra Energy, Inc.	2,619	221,384
NiSource, Inc.	8,678	300,693
NRG Energy, Inc.	3,282	298,989
PG&E Corporation	3,450	68,207
Pinnacle West Capital Corporation	752	66,620
PPL Corporation	2,101	69,501
Public Service Enterprise Group, Inc.	2,634	234,979
SEMPRA	822	68,744
Southern Company (The)	763	68,807
Vistra Corporation	3,109	368,540
WEC Energy Group, Inc.	712	68,480
Xcel Energy, Inc.	1,068	69,740
		5,613,687

Total Common Stocks (Cost $84,897,283)		87,401,555

RIGHTS (a)(b) — 0.0%
Omniab, Inc. 12.5 Earnout	198	—
Omniab, Inc. 15.0 Earnout	198	—

Total Rights (Cost $ – )		—

Total Investments — 99.7% (Cost $84,897,283)		87,401,555

Other Assets in Excess of Liabilities — 0.3%		260,540

NET ASSETS — 100.0%		$87,662,095

Ltd. Limited Company

N.V. Naamioze Vennootschap

PLC Public Limited Company

(a)	Non-income producing security.

(b)	The security is fair valued..